Revenue, operating profit and segment analysis - Summary of reconciliation of operating profit to adjusted operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, operating profit and segment analysis
Operating profit	£ 3,027	£ 2,861	£ 2,682	£ 2,323	£ 1,884
Adjustments:
Amortisation of acquired intangible assets	248	258	280
Acquisition and disposal related items	54	69	56
Reclassification of tax in joint ventures and associates	14	12	12
Reclassification of finance income in joint ventures and associates	(1)	(1)
Adjusted operating profit	£ 3,342	£ 3,199	£ 3,030	£ 2,683	£ 2,210